Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	30 years
[MinimumMember]
Property, Plant and Equipment [Line Items]
Estimated Residual Scrap Value Per Lightweight Ton	200
[MaximumMember]
Property, Plant and Equipment [Line Items]
Estimated Residual Scrap Value Per Lightweight Ton	350